Average Annual Total Returns (Vanguard Large-Cap Index Fund Retail)	Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market 750 Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market 750 Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.24%	13.38%	12.78%	7.84%	13.47%	13.47%	13.58%	13.58%	13.47%	13.47%
Five Years	15.32%	15.48%	14.94%	12.36%	none	none	15.61%	15.61%	15.57%	15.57%
Ten Years	7.87%	8.00%	7.54%	6.40%	none	none	8.07%	8.07%	8.05%	8.05%